Risk Management Section - Pre-settlement Portfolio (Detail) - Pre-settlement1 [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	€ 150,171	€ 173,887
MtM after netting	47,316	59,626
MtM after netting and collateral	34,877	45,484
Outstandings	44,685	50,003
Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	107	84
MtM after netting	96	49
MtM after netting and collateral	85	47
Outstandings	119	89
America [member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	21,296	20,866
MtM after netting	10,864	10,891
MtM after netting and collateral	6,846	6,549
Outstandings	7,690	9,241
Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	7,150	8,318
MtM after netting	3,663	4,743
MtM after netting and collateral	3,020	3,558
Outstandings	3,542	3,918
Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	483	537
MtM after netting	264	303
MtM after netting and collateral	241	228
Outstandings	532	492
Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	5,165	5,463
MtM after netting	3,761	3,368
MtM after netting and collateral	2,880	2,871
Outstandings	2,215	2,455
Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	4,481	5,300
MtM after netting	2,091	2,757
MtM after netting and collateral	1,397	1,842
Outstandings	2,264	3,479
Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	6,701	9,146
MtM after netting	4,174	5,859
MtM after netting and collateral	2,771	3,741
Outstandings	4,062	4,848
Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	104,788	124,173
MtM after netting	22,404	31,656
MtM after netting and collateral	17,637	26,648
Outstandings	24,260	25,481
Non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Gross MtM before netting and collateral	23	37
MtM after netting	25	36
MtM after netting and collateral	25	36
Outstandings	€ 29	€ 36